Other Financial Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Disclosure Of Financial Liabilities [Line Items]
Fair value of current and non-current unsecured liabilities	$ 3,506,974	$ 3,431,025	$ 2,490,514
Borrowings	68,868	158,960	168,084
Long-term, lines of credit	224,766	129,944	48,345
Bank Loans [Member] | Level 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Fair value of current and non-current bank borrowings	$ 1,470,194	$ 977,422	$ 595,815